Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of intangible assets
Opening net book amount	£ 775,170	£ 768,857
Additions	118,025	185,134
Disposals	(14,330)	(52,065)
Amortization charge	(124,398)	(126,756)	£ (129,154)
Closing net book amount	754,467	775,170	768,857
Cost / gross value
Reconciliation of intangible assets
Opening net book amount	1,267,525	1,207,745
Closing net book amount	1,299,307	1,267,525	1,207,745
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(492,355)	(438,888)
Closing net book amount	(544,840)	(492,355)	(438,888)
Goodwill
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount	346,872	338,762
Additions	115,725	182,936
Disposals	(14,330)	(52,065)
Amortization charge	(120,280)	(122,761)
Closing net book amount	327,987	346,872	338,762
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	831,275	772,328
Closing net book amount	861,210	831,275	772,328
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(484,403)	(433,566)
Closing net book amount	(533,223)	(484,403)	(433,566)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount	6,845	8,642
Additions	2,300	2,198
Amortization charge	(4,118)	(3,995)
Closing net book amount	5,027	6,845	8,642
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	14,797	13,964
Closing net book amount	16,644	14,797	13,964
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(7,952)	(5,322)
Closing net book amount	£ (11,617)	£ (7,952)	£ (5,322)